ACCOUNTING POLICIES Lease assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities		€ 397	€ 75
Right-of-use assets	€ 384	393
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities		212
Right-of-use assets	188	208
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities		35
Right-of-use assets	33	35
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities		5
Right-of-use assets	23	5
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities		145
Right-of-use assets	€ 140	€ 145